PROPERTY AND EQUIPMENT NET (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Less: accumulated depreciation	$ (10,368,406)	$ (9,868,553)
Property and equipment, net	8,762,072	10,194,930
Office Equipment And Furniture [Member]
Total property and equipment	9,217,293	9,625,248
Electronic equipment [Member]
Total property and equipment	71,508	91,288
Property
Total property and equipment	8,672,984	9,118,253
Transportation vehicles [Member]
Total property and equipment	240,584	252,936
Subtotal
Total property and equipment	18,202,369	19,087,725
Construction in progress
Total property and equipment	$ 928,109	$ 975,758